Income Tax And Social Contribution - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 9,241	R$ 4,970	R$ 4,568
Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 4,912	R$ 2,494	R$ 2,769